STOCKHOLDERS’ EQUITY (Details)																			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2018 USD ($) $ / shares shares	May 14, 2018 $ / shares shares	May 09, 2018 $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) shares	Mar. 02, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 26, 2018 $ / shares shares	Feb. 21, 2018 USD ($) shares	Feb. 16, 2018 $ / shares shares	Feb. 09, 2018 $ / shares shares	Feb. 08, 2018 USD ($) shares	Feb. 07, 2018 USD ($) shares	Dec. 07, 2017 $ / shares shares	Nov. 15, 2017 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) shares	Sep. 20, 2017 USD ($) shares	Jul. 13, 2017 USD ($) shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 14, 2017 USD ($) shares	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares	250,000,000																		250,000,000				250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001																		$ 0.0001				$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares) | shares	20,000,000																		20,000,000				20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.001																		$ 0.001				$ 0.001	$ 0.001
Common Stock, Shares, Issued (in Shares) | shares	50,128,972																		32,582,944				50,128,972	32,582,944
Common Stock, Shares, Outstanding (in Shares) | shares	50,128,972																		32,582,944				50,128,972	32,582,944
Imputed Interest, Debt																							$ 1,076	$ 1,075
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares						350,000						31,250						24,000
Stock Issued During Period, Value, Issued for Services						$ 261,800						$ 25,313						$ 6,000					289,633	3,250
Gain (Loss) on Extinguishment of Debt																		$ 3,480				$ (989,032)	(989,032)	0
Stock Payable	$ 307,584																		$ 68,950				307,584	68,950
Debt Conversion, Original Debt, Amount																							$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																			10,816,960				132,192	10,816,960
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																4,500,000	1,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 1,844,035	$ 510,000						$ 1,618,446	$ 137,500
Convertible Debt																	$ 105,219
Other Noncash Expense																						$ 404,082	3,480	$ 0
Stock Issued During Period, Shares, Other (in Shares) | shares															250,000									7,609,910
Stock Issued During Period, Value, Other															$ 95,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																							249,397
Debt Instrument, Convertible, Beneficial Conversion Feature																							1,758,741
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																							442,775	$ 612,850
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																							1,758,741
Gains (Losses) on Restructuring of Debt																			$ 951,239				$ (29,145)	(43,334)
Class of Warrant or Rights, Granted (in Shares) | shares															350,000
(in Dollars per share) | $ / shares															$ 0.75								$ 0.69
Adjustments to Additional Paid in Capital, Warrant Issued															$ 123,950
Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock to be Issued (in Shares) | shares	600,000																						600,000
Stock Payable	$ 213,321																						$ 213,321
WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares	$ 1.25
Unit, Description	Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.75																						$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							$ 503,655
Warrant, Term of Warrants	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares	205,238																						205,238
Offering Costs [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																							$ 249,397
Common Stock Issued to Service Provider [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																			25,000
Stock Issued During Period, Value, Issued for Services																			$ 3,250
Stock Payable																			3,250					3,250
Issued to Consultants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants						3 years
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 0.60
Adjustments to Additional Paid in Capital, Warrant Issued																							$ 1,300,545
Warrant, Term of Warrants		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares		1,875,000
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Proceeds from Issuance of Private Placement, Gross				$ 441,563			$ 81,250		$ 100,000				$ 1,087,500
Payments of Stock Issuance Costs				62,172			12,148		28,100				146,975
Proceeds from Issuance of Private Placement				$ 379,390			$ 69,102		$ 71,900				$ 940,525
Number of Units Issued (in Shares) | shares				353,250			65,000		80,000				870,000
WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares														$ 1.25
Unit, Description														Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 0.75
Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					5,179,028
Debt Instrument, Interest Rate, Stated Percentage	0.25%																						0.25%
Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							$ 18,794
Warrant, Term of Warrants								3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares								25,000
Lamadrid Note [Member] | Issued to Consultants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							294,173
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares						412,500
Lamadrid Note [Member] | Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.75
Warrant, Term of Warrants				3 years			3 years		3 years				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares				353,250
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Minimum [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares														800,000
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Maximum [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares														4,000,000
Old Main 8% Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																				$ 70,143
Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							313,128
Warrant, Term of Warrants											3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares											400,000
Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							32,076
Warrant, Term of Warrants										3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										40,000
Firstfire Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																							$ 15,977
Warrant, Term of Warrants			3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares			25,000
Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			2,537,750					2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 1,421,356
Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 166,490					$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 197,090
Old Main 10% Notes [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																					$ 137,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																					1,685,981
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																					$ 143,325
Debt Instrument, Interest Rate, Stated Percentage																			10.00%					10.00%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																			$ 145,268
Number of Transactions																					8